TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Aging of trade receivables
Trade receivables (including contract assets)	$ 470	$ 317
Contract assets
Aging of trade receivables
Expected loss rate, %	1.00%	1.10%
Trade receivables (including contract assets)	$ 41	$ 38
Contract assets | Cost
Aging of trade receivables
Trade receivables (including contract assets)	41	38
Contract assets | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ 0	$ 0
Trade receivables | Current
Aging of trade receivables
Expected loss rate, %	1.30%	1.60%
Trade receivables (including contract assets)	$ 462	$ 439
Trade receivables | Less than 30 days
Aging of trade receivables
Expected loss rate, %	13.60%	4.90%
Trade receivables (including contract assets)	$ 38	$ 78
Trade receivables | Between 31 and 120 days
Aging of trade receivables
Expected loss rate, %	40.70%	36.50%
Trade receivables (including contract assets)	$ 16	$ 33
Trade receivables | Greater than 120 days
Aging of trade receivables
Expected loss rate, %	92.60%	86.90%
Trade receivables (including contract assets)	$ 14	$ 22
Trade receivables | Cost | Current
Aging of trade receivables
Trade receivables (including contract assets)	468	446
Trade receivables | Cost | Less than 30 days
Aging of trade receivables
Trade receivables (including contract assets)	44	82
Trade receivables | Cost | Between 31 and 120 days
Aging of trade receivables
Trade receivables (including contract assets)	27	52
Trade receivables | Cost | Greater than 120 days
Aging of trade receivables
Trade receivables (including contract assets)	189	168
Trade receivables | Expected credit losses | Current
Aging of trade receivables
Trade receivables (including contract assets)	(6)	(7)
Trade receivables | Expected credit losses | Less than 30 days
Aging of trade receivables
Trade receivables (including contract assets)	(6)	(4)
Trade receivables | Expected credit losses | Between 31 and 120 days
Aging of trade receivables
Trade receivables (including contract assets)	(11)	(19)
Trade receivables | Expected credit losses | Greater than 120 days
Aging of trade receivables
Trade receivables (including contract assets)	(175)	(146)
Trade receivables and contract assets
Aging of trade receivables
Trade receivables (including contract assets)	571	610
Trade receivables and contract assets | Cost
Aging of trade receivables
Trade receivables (including contract assets)	769	786
Trade receivables and contract assets | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ (198)	$ (176)